Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative Expenses

NOTE E – ADMINISTRATIVE EXPENSES

Administrative fees paid directly by the Plan to Raymond James Financial Services for investment advisory and other administrative services were $92,302, $86,499, and $82,400 during the years ended December 31, 2025, 2024, and 2023, respectively.

Administrative fees paid directly by the Plan to GreerWalker LLP for audit services were $28,600, $27,000, and $25,000 during the years ended December 31, 2025, 2024, and 2023, respectively.

Administrative fees paid directly by the Plan to Empower Annuity Insurance Company of America were $21,375, $13,950, and $12,594 during the years ended December 31, 2025, 2024, and 2023, respectively.

No administrative fees were paid directly by the Plan to Smith Leonard PLLC for audit services during the year ended December 31, 2025. Administrative fees paid directly by the Plan to Smith Leonard PLLC for audit services were $1,000 and $2,000 during the years ended December 31, 2024, and 2023, respectively.